Eaton Vance
Global Small-Cap Equity Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 100.4%
Security	Shares	Value
Australia — 4.2%
BlueScope Steel, Ltd.	3,988	$ 54,382
carsales.com, Ltd.	15,167	245,557
Data#3, Ltd.	30,026	156,018
Dicker Data, Ltd.	18,575	140,212
IGO, Ltd.	11,035	114,712
Northern Star Resources, Ltd.	11,535	102,783
OZ Minerals, Ltd.	2,742	54,310
Steadfast Group, Ltd.	29,283	108,792
WiseTech Global, Ltd.	2,931	127,087
		$ 1,103,853
Austria — 0.9%
ams-OSRAM AG(1)	7,346	$ 68,627
BAWAG Group AG(1)(2)	2,863	177,348
		$ 245,975
Belgium — 1.0%
Azelis Group NV	9,303	$ 251,240
		$ 251,240
Canada — 3.6%
Agnico Eagle Mines, Ltd.	1,169	$ 66,017
ARC Resources, Ltd.	7,396	85,936
ATS Corp.(1)	7,363	298,161
CAE, Inc.(1)	5,667	127,987
Granite Real Estate Investment Trust	2,133	130,540
Keyera Corp.	3,669	83,690
Killam Apartment Real Estate Investment Trust	8,550	118,237
Pan American Silver Corp.	1,784	32,515
		$ 943,083
Germany — 0.4%
Encavis AG	5,624	$ 108,968
		$ 108,968
Ireland — 0.8%
Jazz Pharmaceuticals PLC(1)	1,373	$ 215,094
		$ 215,094
Italy — 2.8%
Amplifon SpA	3,282	$ 90,627
BFF Bank SpA(2)	24,101	222,889
Security	Shares	Value
Italy (continued)
DiaSorin SpA	682	$ 88,782
FinecoBank Banca Fineco SpA	8,448	151,657
MARR SpA	7,967	104,754
Moncler SpA	1,468	91,879
		$ 750,588
Japan — 11.7%
As One Corp.	4,775	$ 214,041
Asahi Intecc Co., Ltd.	6,099	107,002
BayCurrent Consulting, Inc.	3,420	145,383
Chiba Bank, Ltd. (The)	13,763	104,136
Cosmos Pharmaceutical Corp.	2,130	208,117
Fukuoka Financial Group, Inc.	5,627	129,824
Goldwin, Inc.	2,584	196,855
JMDC, Inc.	2,291	75,714
Kose Corp.	1,484	163,734
Kyoritsu Maintenance Co., Ltd.	3,496	159,676
LaSalle Logiport REIT	113	136,911
Lion Corp.	11,142	123,339
Mitsubishi Research Institute, Inc.	2,840	110,499
Miura Co., Ltd.	8,409	210,421
Nihon M&A Center Holdings, Inc.	14,970	153,044
Nissan Chemical Corp.	2,455	115,900
Sanwa Holdings Corp.	21,190	224,326
Sumco Corp.	9,134	135,336
T Hasegawa Co., Ltd.	4,870	119,221
USS Co., Ltd.	9,780	160,863
Yamaha Corp.	2,543	98,882
		$ 3,093,224
Luxembourg — 0.1%
APERAM S.A.	869	$ 34,294
		$ 34,294
Netherlands — 1.6%
BE Semiconductor Industries NV	1,513	$ 108,219
Euronext NV(2)	1,394	112,959
IMCD NV	1,246	197,531
		$ 418,709
New Zealand — 1.4%
EBOS Group, Ltd.	4,655	$ 129,767
Fisher & Paykel Healthcare Corp., Ltd.	7,995	131,207
Spark New Zealand, Ltd.	32,819	110,657
		$ 371,631

Eaton Vance
Global Small-Cap Equity Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Norway — 0.6%
Entra ASA(2)	6,096	$ 72,104
SmartCraft ASA(1)	39,033	71,711
TGS ASA	1,588	26,293
		$ 170,108
Singapore — 0.4%
Daiwa House Logistics Trust	216,288	$ 105,469
		$ 105,469
Spain — 0.3%
Inmobiliaria Colonial Socimi S.A.	9,168	$ 66,869
		$ 66,869
Sweden — 0.7%
Boliden AB	1,431	$ 64,219
Sdiptech AB, Class B(1)	5,199	126,938
		$ 191,157
Switzerland — 0.8%
Galenica AG(2)	1,793	$ 140,226
PolyPeptide Group AG(2)	2,137	62,087
		$ 202,313
United Kingdom — 9.7%
Allfunds Group PLC	15,626	$ 124,304
Capital & Counties Properties PLC	48,487	68,722
Capricorn Energy PLC(1)	15,030	44,961
Cranswick PLC	4,155	163,457
Dechra Pharmaceuticals PLC	3,800	134,771
Diploma PLC	6,130	207,362
DiscoverIE Group PLC	23,727	251,806
Games Workshop Group PLC	1,444	167,494
Greggs PLC	3,936	131,431
JTC PLC(2)	13,612	121,070
Rentokil Initial PLC ADR	11,798	358,895
RWS Holdings PLC	52,538	244,384
St. James's Place PLC	8,903	135,003
Volution Group PLC	32,126	149,819
Watches of Switzerland Group PLC(1)(2)	12,950	152,022
Wise PLC, Class A(1)	14,440	96,800
		$ 2,552,301
United States — 59.4%
AAON, Inc.	4,332	$ 330,618
Abcam PLC ADR(1)	7,116	98,699
Addus HomeCare Corp.(1)	1,376	147,948
Security	Shares	Value
United States (continued)
Agiliti, Inc.(1)	14,591	$ 269,204
Alliant Energy Corp.	3,296	178,083
Altair Engineering, Inc., Class A(1)	5,710	303,201
Amedisys, Inc.(1)	585	56,546
AptarGroup, Inc.	2,067	239,028
Autoliv, Inc.	1,816	167,290
AZEK Co., Inc. (The)(1)	14,053	339,099
Brunswick Corp.	1,500	126,495
CarGurus, Inc.(1)	6,817	120,320
CBIZ, Inc.(1)	9,607	457,197
Ceridian HCM Holding, Inc.(1)	1,691	122,225
Chemed Corp.	795	401,586
Clearwater Analytics Holdings, Inc., Class A(1)	7,214	141,250
CMS Energy Corp.	2,894	182,872
Commerce Bancshares, Inc.	3,358	223,508
Cooper Cos., Inc. (The)	1,054	367,772
Core & Main, Inc., Class A(1)	10,499	231,713
CubeSmart	5,542	253,768
CVB Financial Corp.	4,324	104,727
Dana, Inc.	9,012	163,478
Domino's Pizza, Inc.	516	182,148
Dorman Products, Inc.(1)	3,742	363,199
EastGroup Properties, Inc.	1,708	287,371
Envestnet, Inc.(1)	4,208	273,520
Envista Holdings Corp.(1)	7,469	291,216
Equity LifeStyle Properties, Inc.	4,385	314,755
F5, Inc.(1)	1,838	271,399
Fair Isaac Corp.(1)	622	414,221
Five Below, Inc.(1)	558	109,999
Floor & Decor Holdings, Inc., Class A(1)	941	85,415
Generac Holdings, Inc.(1)	614	74,048
Graco, Inc.	4,181	285,646
Harley-Davidson, Inc.	2,893	133,165
Herc Holdings, Inc.	938	145,690
Hexcel Corp.	4,585	323,609
Landstar System, Inc.	1,193	206,186
LPL Financial Holdings, Inc.	475	112,632
M&T Bank Corp.	1,303	203,268
MarketAxess Holdings, Inc.	698	253,967
Middleby Corp.(1)	2,294	356,602
National Instruments Corp.	1,724	93,096
Neogen Corp.(1)	5,157	110,411
Neurocrine Biosciences, Inc.(1)	1,085	120,359
Nordson Corp.	786	191,234
Papa John's International, Inc.	1,477	132,472
Performance Food Group Co.(1)	4,723	289,614

Eaton Vance
Global Small-Cap Equity Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Planet Fitness, Inc., Class A(1)	1,314	$ 111,230
Quaker Houghton	1,319	259,672
R1 RCM, Inc.(1)	14,865	212,718
Rexford Industrial Realty, Inc.	5,144	326,490
RH(1)	244	76,126
RLI Corp.	2,341	310,065
Ryan Specialty Holdings, Inc., Class A(1)	7,224	307,887
Selective Insurance Group, Inc.	3,503	332,785
SouthState Corp.	2,946	234,502
SPS Commerce, Inc.(1)	866	117,845
Stifel Financial Corp.	1,534	103,407
Teleflex, Inc.	1,133	275,795
Texas Roadhouse, Inc.	960	96,413
Tradeweb Markets, Inc., Class A	3,218	239,870
Tyler Technologies, Inc.(1)	441	142,342
Valvoline, Inc.	11,991	439,590
Visteon Corp.(1)	1,044	163,219
W.R. Berkley Corp.	4,506	316,051
White Mountains Insurance Group, Ltd.	205	313,232
Wintrust Financial Corp.	1,230	112,508
Woodward, Inc.	1,647	168,422
Wyndham Hotels & Resorts, Inc.	4,556	353,136
		$15,665,174
Total Common Stocks (identified cost $22,071,795)		$26,490,050

Short-Term Investments — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(4)	3,816	$ 3,816
Total Short-Term Investments (identified cost $3,816)		$ 3,816

Total Investments — 100.4% (identified cost $22,075,611)	$26,493,866
Other Assets, Less Liabilities — (0.4)%	$ (98,873)
Net Assets — 100.0%	$26,394,993
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $1,060,705 or 4.0% of the Fund's net assets.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	22.9%	$6,057,361
Financials	17.3	4,556,391
Health Care	14.2	3,741,572
Consumer Discretionary	13.0	3,422,887
Information Technology	11.0	2,893,608
Real Estate	7.1	1,881,236
Materials	6.4	1,696,643
Consumer Staples	4.0	1,053,015
Communication Services	1.8	476,534
Utilities	1.8	469,923
Energy	0.9	240,880
Short-Term Investments	0.0(1)	3,816
Total Investments	100.4%	$26,493,866
(1)	Amount is less than 0.05%.
Abbreviations:
ADR	– American Depositary Receipt

Eaton Vance
Global Small-Cap Equity Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at January 31, 2023.
Affiliated Investments
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,816, which represents less than 0.05% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$273,997	$1,268,010	$(1,538,191)	$ —	$ —	$3,816	$942	3,816
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ —	$4,674,177	$ —	$ 4,674,177
Developed Europe	573,989	4,633,627	—	5,207,616
North America	16,608,257	—	—	16,608,257
Total Common Stocks	$17,182,246	$9,307,804*	$ —	$26,490,050
Short-Term Investments	$ 3,816	$ —	$ —	$ 3,816
Total Investments	$17,186,062	$9,307,804	$ —	$26,493,866
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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